Offerings	Jun. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% First Mortgage Bonds, Series No. 13 due 2036
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,727,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,727.30
Offering Note	Fee payable in accordance with Rules 457(r) and 456(b).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% First Mortgage Bonds, Series No. 14 due 2056
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 548,845,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,795.49
Offering Note	Fee payable in accordance with Rules 457(r) and 456(b).